Note 6 - Blanket Zimbabwe Indigenisation Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	[1]	$ 30,974
Balance		19,175	$ 30,974	[1]
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance		1,632	2,053
Finance cost accrued		98	104
Dividends used to repay loans		(736)	(525)
Balance		$ 994	$ 1,632

[1]	Facilitation loans are accounted for as equity instruments and are accordingly not recognised as loans receivable.